Income tax expense - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income tax expense
Amount of other non-deductible expenses related to share-based payments	€ 3,963	€ 5,134	€ 8,328
Tax Benefit arising from gain on bargain purchase	172,767
Temporary differences associated with investments in subsidiaries	43,404	5,733	€ 5,370
Deferred tax assets	1,683	1,999
Tax loss carryforwards
Income tax expense
Deferred tax assets	4,272	€ 4,447
Decreased the deferred tax assets	€ 343